RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RECENT ACCOUNTING PRONOUNCEMENTS
Schedule of recently adopted accounting standards

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to FRS 1 and FRS 8 Definition of Material	January 1, 2020
Amendments to IFRS 3 Definition of a Business	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform	January 1, 2020
Amendment to IFRS 16 COVID-19 Related Rent Concessions	June 1,2020

Schedule of recent accounting standard not yet adopted

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2021	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023